STOCK-BASED COMPENSATION PLANS - Quebecor mid-term stock-based plan (Details) - Quebecor Mid-term stock-based compensation plan	12 Months Ended
	Dec. 31, 2017 CAD ($) EquityInstruments	Dec. 31, 2016 CAD ($) EquityInstruments
STOCK-BASED COMPENSATION PLANS
Beginning balance (in shares) | EquityInstruments	1,427,624	1,476,346
Exercised (in shares) | EquityInstruments	(1,140,941)	(48,722)
Cancelled (in shares) | EquityInstruments	(193,073)
Ending balance (in shares) | EquityInstruments	93,610	1,427,624
Beginning balance (in dollars per share)	$ 14.46	$ 14.34
Exercised (in dollars per share)	14.12	10.89
Cancelled (in dollars per share)	15.81
Ending balance (in dollars per share)	15.81	14.46
Cash consideration on stock options exercised	$ 4,900,000	$ 300,000